Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plants and Equipment, Net [Abstract]
Schedule of composition of property, plants and equipment

	December 31,
	2016	2017
Cost:
Computers, equipment and software	$60,074	$80,888
Motor vehicles	1,552	1,659
Buildings	1,833	1,833
Leasehold improvements	20,991	22,080
	84,450	106,460
Accumulated depreciation:
Computers, equipment and software	$46,659	$64,604
Motor vehicles	531	636
Buildings	23	70
Leasehold improvements	11,107	11,343
	58,320	76,653

Depreciated cost	$26,130	$29,807